Prospectus Supplement                         42159   4/98
dated April 6, 1998 to:
_________________________________________________________________
Putnam Diversified Income Trust (the "fund")
Prospectuses dated January 30, 1998

In the section "How the fund is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam
Management") that have primary responsibility for the day-to-day management of the fund is replaced with the following:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

D. William Kohli     1994         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to September, 1994, Mr.
                                  Kohli was Executive Vice
                                  President and Co-Director of
                                  Global Bond Management and,
                                  prior to October, 1993, Senior
                                  Portfolio Manager at Franklin
                                  Advisors/Templeton Investment
                                  Counsel.

Michael Martino      1994         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.  Prior
                                  to January, 1994, Mr. Martino
                                  was employed by Back Bay
                                  Advisors as Executive Vice
                                  President and Chief Investment
                                  Officer.

Gail S. Attridge     1997         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1993.
                                  Prior to November, 1993,
                                  Ms. Attridge was an Analyst
                                  at Keystone Custody
                                  International.

Jennifer Leichter    1998         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.

Robert M. Paine      1997         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.